Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Additional goodwill recognized	$ 6,930,000	$ 2,100,000
Summary of significant accounting policies (Textual) [Abstract]
Lease termination fees included in Tenant reimbursement and other revenues	800,000	1,000,000	400,000
Age of highly liquid investments considered as cash equivalents	90 days or less
Accumulated amortization of financing costs related to long-term debt	17,000,000	16,100,000
Excluded leasing costs amortization for tenants not yet placed in service	4,600,000
In-place workforce acquired and classified as goodwill and included in intangible assets	2,100,000
Goodwill impairment losses	0	0	0
Required distribution percentage of ordinary annual taxable income to shareholder to maintain company status as a REIT	90.00%
Required distribution percentage of REIT taxable income of the company to shareholders to avoid federal income tax and non-deductible exercise tax	100.00%
Number of preceding years of realized volatility used as basis of assessment of the company's expected volatility	5 years
Percentage of likelihood that the company may recognize tax benefit from uncertain tax position when it is more-likely-than-not that the position will be sustained, based on technical merits	50.00%
840 First Street [Member]
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Additional goodwill recognized	$ 4,800,000